Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Gain on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ 93.2	$ 3.4	$ 1,439.4	$ 537.8
Loss on disposal of subsidiaries				(4.6)
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(7,973.6)		8,244.5	(2,360.7)
Gain arising from fair value hedges, net				13.1
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	(1.3)		0.9	(6.9)
Financial assets at amortized cost	4.0		(4.6)	5.2
Other gains (losses), net	489.7		426.2	665.1
Other gains and losses	$ (7,388.0)	$ (266.3)	$ 10,106.4	$ (1,151.0)